Derivative financial instruments - Summary of Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Derivative Financial Instruments [line items]
Asset	£ 0.5	£ 0.5
Current Liability	(0.8)	(0.2)	[1]
Non-current Liability
Total	(0.3)	0.3
Not Designated As Hedging Instrument [member] | At fair value [member]
Disclosure Of Detailed Information About Derivative Financial Instruments [line items]
Asset	0.0	0.2
Current Liability	(0.2)	(0.1)
Non-current Liability
Total	(0.2)	0.1
Designated As Hedging Instrument [member] | Forward contract [member]
Disclosure Of Detailed Information About Derivative Financial Instruments [line items]
Asset	0.5	0.3
Current Liability	(0.6)	(0.1)
Non-current Liability
Total	£ (0.1)	£ 0.2

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.